Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Provision for environmental rehabilitation
Opening balance of provision for environmental rehabilitation		$ 336.9	$ 324.4
Addition to liabilities		18.1	18.7
Liabilities settled		(2.7)	(1.7)
Accretion of liability	10.9	28.2	24.9	19.3
Foreign currency translation adjustment		(6.9)	(29.4)
Closing balance of provision for environmental rehabilitation	$ 324.4	$ 373.6	$ 336.9